Investments (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Allowances for Available for sale debt Securities
Allowances for available for sale debt securities as of March 31, 2021 are as follows:

	As of March 31, 2021
	Allowance for credit losses, beginning of the period		Write-offs		Addition to allowance for credit losses		Allowance for credit losses, end of the period

	(In millions)
Credit substitutes	Rs.	—	Rs.	—	Rs.	2,915.1	Rs.	2,915.1
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	—	Rs.	—	Rs.	2,915.1	Rs.	2,915.1

Allowances for Available for sale debt Securities as of March 31, 2022 are as follows:

As of March 31, 2022
	Allowance for credit losses, beginning of the period		Write-offs		Addition/(Deletion) to allowance for credit losses		Allowance for credit losses, end of the period

(In millions)

Government of India securities	Rs.	—	Rs.	—	Rs.	—	Rs.	—
State government securities		—		—		—		—
Government securities outside India		—		—		—		—
Credit substitutes		2,915.1		—		(2,915.1)		—
Other corporate/financial institution bonds		—		—		—		—
Debt securities, other than asset- and mortgage-backed securities		—		—		—		—
Mortgage-backed securities		—		—		—		—
Asset-backed securities		—		—		—		—
Other securities (including mutual fund units)		—		—		—		—

Total	Rs.	2,915.1	Rs.	—	Rs.	(2,915.1)	Rs.	—

Total	US$	38.4	US$	—	US$	(38.4)	US$	—

Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value	The fair value of credit substitutes by type of instrument as of March 31, 2021 and March 31, 2022 were as follows:

	As of March 31,
	2021				2022
	Amortized Cost		Fair Value		Amortized Cost		Fair Value

	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	524,448.4	Rs.	537,472.8	Rs.	577,377.0	Rs.	581,551.5
Preference shares		—		—		77.1		0.5
Commercial paper		9,778.7		9,804.1		1,468.2		1,468.2

Total	Rs.	534,227.1	Rs.	547,276.9	Rs.	578,922.3	Rs.	583,020.2

					US$	7,630.5	US$	7,684.5

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value
The portfolio of trading securities as of March 31, 2021 and March 31, 2022 was as follows:

	As of March 31, 2021
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	15,076.0	Rs.	85.8	Rs.	2.6	Rs.	15,159.2
Other corporate/financial institution securities		34,803.9		43.3		0.4		34,846.8

Total debt securities	Rs.	49,879.9	Rs.	129.1	Rs.	3.0	Rs.	50,006.0
Other securities (including mutual fund units)		52,912.2		110.9		3,408.9		49,614.2

Total	Rs.	102,792.1	Rs.	240.0	Rs.	3,411.9	Rs.	99,620.2

	As of March 31, 2022
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	28,159.7	Rs.	57.7	Rs.	21.9	Rs.	28,195.5
Other corporate/financial institution securities		3,635.4		1.9		6.0		3,631.3

Total debt securities	Rs.	31,795.1	Rs.	59.6	Rs.	27.9	Rs.	31,826.8
Other securities (including mutual fund units)		21,933.5		128.2		689.0		21,372.7

Total	Rs.	53,728.6	Rs.	187.8	Rs.	716.9	Rs.	53,199.5

Total	US$	708.2	US$	2.5	US$	9.5	US$	701.2

Available-for-Sale Debt Securities
Available for Sale Securities Amortized Cost and Fair Value
The portfolio of available for sale debt securities as of March 31, 2021 and March 31, 2022 was as follows:

	As of March 31, 2021
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	3,159,905.2	Rs.	31,824.6	Rs.	20,225.8	Rs.	3,171,504.0
State government securities		348,067.7		7,373.7		2,669.6		352,771.8
Government securities outside India		5,932.2		3.8		—		5,936.0
Credit substitutes (see note 7)		534,227.1		13,423.1		373.3		547,276.9
Other corporate/financial institution bonds		36,419.0		352.5		12.3		36,759.2

Debt securities, other than asset and mortgage-backed securities		4,084,551.2		52,977.7		23,281.0		4,114,247.9
Mortgage-backed securities		30.5		1.8		—		32.3
Asset-backed securities		157,399.9		4,081.5		311.7		161,169.7

Total	Rs.	4,241,981.6	Rs.	57,061.0	Rs.	23,592.7	Rs.	4,275,449.9

Securities with gross unrealized losses							Rs.	1,162,099.9
Securities with gross unrealized gains								3,113,350.0

							Rs.	4,275,449.9

	As of March 31, 2022
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	3,226,917.6	Rs.	10,995.6	Rs.	42,946.3	Rs.	3,194,966.9
State government securities		429,146.8		4,395.9		5,865.9		427,676.8
Government securities outside India		2,279.2		—		3.4		2,275.8
Credit substitutes (see note 7)		578,922.3		5,381.4		1,283.5		583,020.2
Other corporate/financial institution bonds		36,689.5		179.8		163.5		36,705.8

Debt securities, other than asset and mortgage-backed securities		4,273,955.4		20,952.7		50,262.6		4,244,645.5
Mortgage-backed securities		24.2		—		1.3		22.9
Asset-backed securities		142,954.6		1,519.6		579.5		143,894.7

Total	Rs.	4,416,934.2	Rs.	22,472.3	Rs.	50,843.4	Rs.	4,388,563.1

Total	US$	58,217.1	US$	296.2	US$	670.1	US$	57,843.2

Securities with gross unrealized losses							Rs.	1,791,389.0
Securities with gross unrealized gains								2,597,174.1

							Rs.	4,388,563.1

							US$	57,843.2

Unrealized loss position investments
The gross unrealized losses and fair value of available for sale debt securities at March 31, 2021 was as follows:

	As of March 31, 2021
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	930,710.0	Rs.	20,224.7	Rs.	98.2	Rs.	1.1	Rs.	930,808.2	Rs.	20,225.8
State government securities		133,639.8		2,669.6		—		—		133,639.8		2,669.6
Government securities outside India		—		—		—		—		—		—
Credit substitutes (see note 7)		43,455.7		373.3		—		—		43,455.7		373.3
Other corporate/financial institution bonds		4,957.2		12.3		—		—		4,957.2		12.3

Debt securities, other than asset and mortgage-backed securities		1,112,762.7		23,279.9		98.2		1.1		1,112,860.9		23,281.0
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		49,239.0		311.7		—		—		49,239.0		311.7
Other securities (including mutual fund units)		—		—		—		—		—		—

Total	Rs.	1,162,001.7	Rs.	23,591.6	Rs.	98.2	Rs.	1.1	Rs.	1,162,099.9	Rs.	23,592.7

The gross unrealized losses and fair value of available for sale debt securities at March 31, 2022 was as follows:

	As of March 31, 2022
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	447,360.3	Rs.	7,893.5	Rs.	838,788.4		Rs.35,052.8	Rs.	1,286,148.7	Rs.	42,946.3
State government securities		146,365.0		1,213.6		131,616.3		4,652.3		277,981.3		5,865.9
Government securities outside India		2,275.7		3.4		—		—		2,275.7		3.4
Credit substitutes (see note 7)		118,798.2		972.4		37,138.9		311.1		155,937.1		1,283.5
Other corporate/financial institution bonds		15,823.3		163.5		—		—		15,823.3		163.5

Debt securities, other than asset- and mortgage-backed securities		730,622.5		10,246.4		1,007,543.6		40,016.2		1,738,166.1		50,262.6
Mortgage-backed securities		23.0		1.3		—		—		23.0		1.3
Asset-backed securities		25,557.2		310.6		27,642.7		268.9		53,199.9		579.5
Other securities (including mutual fund units)		—		—		—		—		—		—

Total	Rs.	756,202.7	Rs.	10,558.3	Rs.	1,035,186.3	Rs.	40,285.1	Rs.	1,791,389.0	Rs.	50,843.4

Total	US$	9,967.1	US$	139.1	US$	13,644.2	US$	531.0	US$	23,611.3	US$	670.1

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2022 is set out below:

	As of March 31, 2022
	Amortized Cost		Fair Value		Fair Value

	(In millions)
Within one year	Rs.	881,418.9	Rs.	882,468.1	US$	11,631.3
Over one year through five years		1,492,816.4		1,503,308.7		19,814.3
Over five years through ten years		1,334,162.1		1,314,014.4		17,319.3
Over ten years		565,558.0		544,854.3		7,181.4

Total	Rs.	4,273,955.4	Rs.	4,244,645.5	US$	55,946.3

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of available for sale mortgage-backed and asset-backed debt securities as of March 31, 2022 is set out below:

	As of March 31, 2022
	Amortized Cost		Fair Value		Fair Value

	(In millions)
Within one year	Rs.	63,824.9	Rs.	64,300.8	US$	847.5
Over one year through five years		78,315.3		78,781.6		1,038.4
Over five years through ten years		774.2		771.9		10.2
Over ten years		64.4		63.3		0.8

Total	Rs.	142,978.8	Rs.	143,917.6	US$	1,896.9

Realized Investment Gains Losses Net
Gross realized gains and gross realized losses from sale of available for sale debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Gross realized gains on sale	Rs.	26,128.1	Rs.	56,439.4	Rs.	18,604.5	US$	245.2
Gross realized losses on sale		(301.9)		(514.2)		(1,858.7)		(24.5)

Realized gains (losses), net		25,826.2		55,925.2		16,745.8		220.7
Dividends and interest		198,383.2		226,690.9		240,943.0		3,175.7

Total	Rs.	224,209.4	Rs.	282,616.1	Rs.	257,688.8	US$	3,396.4